ACQUISITION	12 Months Ended
Mar. 31, 2022
Disclosure of business combinations [text block] [Abstract]
ACQUISITION
3.	ACQUISITION

Acquisition in Fiscal 2022

In October 2021, the Company, through a 100% owned subsidiary of Henan Found, won an online open auction to acquire a 100% interest in the Kuanping silver-lead-zinc-gold project (the “Kuanping Project”). The transaction was successfully completed in November 2021 for a total consideration of $13.1 million, comprised of approximately $11.4 million in cash (RMB ¥73.5 million) plus the assumption of approximately $2.0 million (RMB ¥13.3 million) of debt, and net of $0.3 million cash received. The acquisition was through the acquisition of a 100% interest in the shares of Shanxian Xinbaoyuan Mining Co. Ltd. (“Xinbaoyuan”), an affiliate of a Henan Provincial government-controlled company located in Sanmenxia City, Henan Province. The material asset held by Xinbaoyuan is the Kuanping Project. As Henan Found’s subsidiary is considered a domestic Chinese company, the acquisition was not subject to the national security clearance.

The Kuanping Project is located in Shanzhou District, Sanmenxia City, Henan Province, China, approximately 33 km north of the Ying Mining District. The Kuanping Project covers an area of 12.39 km², being approximately 3 km wide (east-west) and 5 km long (north-south).

The exploration rights of the Kuanping Project are currently in a reservation period for mining permit application, and the Company is in the process of applying for the mining permit.

The transaction was accounted for as an acquisition of assets as the purchase price was concentrated on a single asset. The purchase price was allocated to the assets acquired and liabilities assumed on a relative fair value basis with $13.1 million allocated to mineral property interest.

Acquisition in Fiscal 2021

On December 17, 2020 the Company and its subsidiary New Infini entered into a framework agreement (the “Agreement”) with several arm’s length vendors (the “Vendors”), whereby New Infini agreed to acquire 100% interest in the La Yesca Silver Project (“La Yesca”) through the indirect purchase of all of the issued and outstanding shares of Infini Resources, S.A. de C.V., a Mexican company which owns La Yesca.

La Yesca is a silver-polymetallic, epithermal-type project located approximately 100 kilometres (“km”) (185 km by road) northwest of Guadalajara, the second-largest city in Mexico. The concessions comprising La Yesca cover an area of approximately 47.7 km2. In total, 7,649 metres from 25 drill holes have previously been completed, all of which intersected mineralization.

The purchase consideration and payment terms for the acquisition of La Yesca are summarized as follows:

●	Upon closing of the Agreement, a $8.3 million cash payment (the “Initial Cash Payment”) and the transfer of a 45% interest in the issued and outstanding shares of New Infini (the “New Infini Shares”) to the Vendors;

●	Within 90 days of closing of the Agreement, a cash payment of $1 million, less any liabilities contemplated under the Agreement (together with the Initial Cash Payment, the “Cash Consideration”); and

●	A “Discovery payment” of up to $30 million calculated on the basis of $0.20 per ounce of Ag resources as defined by National Instrument 43-101 Standards of Disclosure for Mineral Projects paid by New Infini to the Vendors subject to certain permitting considerations.

The Company paid $7.6 million of the Cash Consideration through a capital injection to New Infini to hold 45% of the issued and outstanding New Infini Shares. A group of the Company’s directors, officers, employees and consultants paid $1.7 million of the Cash Consideration collectively to hold 10% of the issued and outstanding New Infini Shares. The transaction has been accounted for as an acquisition of assets as the purchase price was concentrated on a single asset, the La Yesca mineral property interest. The purchase consideration was allocated to the assets acquired based on their relative fair values at the date of the acquisition, net of any associated liabilities.